FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY (Details) (Parenthetical) $ in Thousands	12 Months Ended
Mar. 31, 2015 USD ($)
CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY(DEFICIT)
Offering costs	$ 2,882
PARENT COMPANY
CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY(DEFICIT)
Offering costs	$ 2,882